Note 19 - Share-based Compensation and Warrant Reserve - Schedule of Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Risk-free interest rate	2.99%	3.45%
Expected dividend yield	0.00%	0.00%
Share price volatility	71.00%	70.00%
Expected life in years	5	5